Borrowings	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Borrowings

NOTE 6 – BORROWINGS

Borrowings as of June 30, 2026 and December 31, 2025 consisted of the following:

	June 30, 2026	December 31, 2025
Credit facilities	$1,130,638	$1,124,761
Financial liabilities	519,087	432,477
Finance lease liabilities	310,064	329,860
Senior unsecured bonds	330,000	300,000
Total borrowings	$2,289,789	$2,187,098
Add: Bond premium	812	—
Less: Current portion of long-term borrowings, net	(216,266)	(277,365)
Less: Deferred finance costs, net	(27,788)	(27,512)
Long-term borrowings, net	$2,046,547	$1,882,221

As of June 30, 2026, the total borrowings, net of deferred finance costs and bond premium were $2,262,813.

Senior Unsecured Bonds

During the fourth quarter of 2025, Navios Partners successfully placed $300,000 of senior unsecured bonds in the Nordic bond market due November 2030 (the “2030 Bonds”). On April 29, 2026, Navios Partners completed the listing application with Euronext Oslo Børs for its 2030 Bonds, with an initial issue amount of $300,000, which commenced trading on the same date under the ticker symbol “NMM”. Net proceeds were used for general corporate purposes and for the repayment of certain secured debt facilities relating to 41 vessels. The 2030 Bonds bear interest at a fixed-rate coupon of 7.75% per annum, payable semi-annually in arrears in May and November of each year. The 2030 Bonds are callable at the Company’s option, in whole or in part, at any time on or after May 2028 at 103.875% of the nominal amount, with the call price decreasing every six months until it reaches par in May 2030. The 2030 Bonds rank ahead of the Company’s subordinated capital and rank pari passu with all other senior unsecured obligations of the Company other than obligations which are mandatorily preferred by law. During the second quarter of 2026, Navios Partners successfully completed a $30,000 tap issue of its outstanding 2030 Bonds. The tap issue was priced at 102.75% of par, resulting in a bond premium of $825. The net proceeds from the tap issue were applied towards general corporate purposes. As of June 30, 2026, the outstanding balance was $330,000.

Credit Facilities

NORDEA BANK ABP: On October 6, 2025, Navios Partners entered into a credit facility with Nordea Bank ABP for a total amount of up to $68,000 for working capital purposes and to refinance the existing indebtedness of four of its vessels (divided into four tranches). During the year ended December 31, 2025, the amount of $41,000 in relation to the first two tranches was drawn. During the six month period ended June 30, 2026, the aggregate amount of $27,000 in relation to the last two tranches was drawn. As of June 30, 2026, the total outstanding balance was $63,715. The credit facility matures five years after each drawdown date and bears interest at Compounded Secured Overnight Financing Rate (“Compounded SOFR”) plus 150 bps per annum.

BNP PARIBAS: On June 19, 2025, Navios Partners entered into a credit facility with BNP Paribas for a total amount of up to $227,070 in order to refinance the existing indebtedness of six of its vessels (tranche A) and finance part of the acquisition cost of three vessels, one 7,900 TEU newbuilding containership, which is currently under construction (tranche B), and two Aframax/LR2 newbuilding tanker vessels of 115,000 dwt (tranches C and D). In June 2025, the amount of $62,500 in relation to tranche A was drawn. During the fourth quarter of 2025, Navios Partners amended the existing credit facility and decreased the total amount to up to $222,270 substituting the two Aframax/LR2 newbuilding vessels with existing two vessels and refinancing their indebtedness (tranches C and D). During the same quarter, the amount of $96,170 in relation to tranches B, C and D was drawn. During the six month period ended June 30, 2026, the amount of $10,600 in relation to tranche B was drawn. As of June 30, 2026, the total outstanding balance was $153,570 and $53,000 in relation to tranche B remains to be drawn. The credit facility bears interest at Compounded SOFR plus 175 bps per annum for tranche A, which matures in the second quarter of 2030 and Compounded SOFR plus 150 bps per annum for drawn amounts of tranche B, which matures seven years after the delivery date of the vessel, tranche C, which matures in the fourth quarter of 2031 and tranche D, which matures in the second quarter of 2032.

KFW IPEX-BANK GMBH: On March 18, 2025, Navios Partners entered into an export credit agency-backed facility with KFW IPEX-BANK GMBH for a total amount of up to $151,502 (including insurance premium) in order to finance part of the acquisition cost of two newbuilding 7,900 TEU containerships, one of which is currently under construction. During the year ended December 31, 2025 and the six month period ended June 2026, the amounts of $45,502 and $84,800, respectively, were drawn. As of June 30, 2026, the total outstanding balance was $130,302 and $21,200 remains to be drawn. The credit facility matures 12 years after the delivery date of each vessel and bears interest at Compounded SOFR plus 124 bps per annum.

NATIONAL BANK OF GREECE S.A.: On September 19, 2024, Navios Partners entered into a credit facility with National Bank of Greece S.A. for a total amount of up to $130,000 (divided into two tranches) in order to refinance the existing indebtedness of six of its vessels (tranche A) and to finance part of the acquisition cost of one Aframax/ LR2 newbuilding tanker vessel (tranche B). During the year ended December 31, 2024, the amount of $81,218 in relation to tranche A was drawn. During the year ended December 31, 2025, in relation to the delivery of the 2025-built Aframax/ LR2 of 115,812 dwt, the amount of $45,000 was drawn (tranche B) and in relation to the sale of a 2010-built VLCC of 296,988 dwt, the amount of $15,365 was prepaid. During the six month period ended June 30, 2026, the aggregate amount of $24,326 was prepaid in relation to the sale of a 2008-built 4,730 TEU containership and a 2011-built VLCC of 297,491 dwt. As of June 30, 2026, the total outstanding balance was $63,720. The credit facility matures five years after each drawdown date and bears interest at Term Secured Overnight Financing Rate (“Term SOFR”) (with an option to switch to Compounded SOFR) plus 175 bps per annum and 150 bps per annum for tranche A and tranche B, respectively.

FIRST-CITIZENS BANK & TRUST COMPANY: On December 21, 2022, Navios Partners entered into a credit facility with First-Citizens Bank & Trust Company for a total amount of up to $44,200 in order to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes. On January 9, 2023, the full amount was drawn. In May 2026, the outstanding balance of $24,700 was fully prepaid and refinanced.

Financial Liabilities

In January 2026, Navios Partners entered into sale and leaseback agreements of $36,000 with unrelated third parties for three of its vessels. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. In January 2026, the full amount was drawn. The sale and leaseback agreements mature in the first quarter of 2031 and bear interest at Term SOFR plus 190 bps per annum. As of June 30, 2026, the outstanding balance under the sale and leaseback agreements was $34,500.

In November 2023, Navios Partners entered into sale and leaseback agreements of $175,600 with unrelated third parties in order to finance the acquisition of two 5,300 TEU newbuilding containerships and two Aframax/LR2 newbuilding tanker vessels. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Partners did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. During the year ended December 31, 2024, the Company drew a total amount of $131,750 in relation to the deliveries of three vessels, and during the year ended December 31, 2025, the remaining amount of $43,850 was drawn in relation to the delivery of the 2025-built Aframax/LR2 tanker vessel of 115,807 dwt. During the fourth quarter of 2025, Navios Partners amended its existing sale and leaseback agreements, prepaid an outstanding balance of $82,480 and released the two Aframax/LR2 tanker vessels from the sale and leaseback agreements. Under this amendment, in January 2026, Navios Partners entered into sale and leaseback agreements of $90,000 in order to finance the acquisition of two additional Αframax/LR2 newbuilding tanker vessels. During the six month period ended June 30, 2026, in relation to the deliveries of the two 2026-built Αframax/LR2 newbuilding tanker vessels, the full amount was drawn. The sale and leaseback agreements mature ten and nine years after the delivery date of the containerships and tanker vessels, respectively, and bear interest at Term SOFR plus 200 bps per annum. As of June 30, 2026, the outstanding balance under the sale and leaseback agreements was $169,258.

In May 2023, Navios Partners entered into sale and leaseback agreements of $178,000 with unrelated third parties in order to finance the acquisition of two 5,300 TEU newbuilding containerships and two Aframax/LR2 newbuilding tanker vessels. Navios Partners has a purchase option to acquire the vessels at the end of the lease term and given the fact that such exercise price is not equal to the expected fair value of each asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. During the year ended December 31, 2024, following the deliveries of the four vessels, the full amount was drawn. In September 2025, Navios Partners amended its existing sale and leaseback agreements. Following this amendment, Navios Partners exercised the early purchase option for the two Aframax/LR2 tanker vessels and prepaid the amount of $81,315. Under this amendment, Navios Partners also entered into sale and leaseback agreements of $89,000 in order to finance part of the acquisition cost of two additional Aframax/LR2 newbuilding tanker vessels. During the year ended December 31, 2025 and the six month period ended June 30, 2026, the amounts of $6,455 and $44,500, respectively, were drawn. The sale and leaseback agreements mature ten years after the delivery date of each vessel and bear interest at Term SOFR plus 210 bps per annum. As of June 30, 2026, the outstanding balance under the sale and leaseback agreements was $120,205 and $38,045 remains to be drawn.

In December 2021, Navios Maritime Holdings Inc. (“Navios Holdings”) entered into a sale and leaseback agreement with an unrelated third party for $19,000 in order to finance a Capesize vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. Following the successful placement the 2030 Bonds, during the fourth quarter of 2025, the Company declared its option to acquire the vessel. During the six month period ended June 30, 2026, following the acquisition of the vessel, the outstanding balance under the sale and leaseback agreement of $8,622 was fully prepaid.

In December 2021, Navios Holdings entered into a sale and leaseback agreement with an unrelated third party for $20,000 in order to finance a Capesize vessel. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. Following the successful placement of the 2030 Bonds, during the fourth quarter of 2025, the Company declared its option to acquire the vessel. During the six month period ended June 30, 2026, following the acquisition of the vessel, the outstanding balance under the sale and leaseback agreement of $8,675 was fully prepaid.

In February 2020, Navios Holdings entered into a sale and leaseback agreement with an unrelated third party for $35,000 in order to finance a Capesize vessel. Navios Partners has a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the expected fair value of the asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. Following the successful placement of the 2030 Bonds, during the fourth quarter of 2025, the Company declared its option to acquire the vessel. During the six month period ended June 30, 2026, following the acquisition of the vessel, the outstanding balance under the sale and leaseback agreement of $17,936 was fully prepaid.

In November 2019, Navios Holdings entered into a sale and leaseback agreement with an unrelated third party for $33,000 in order to finance a Capesize vessel. Navios Partners has a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the expected fair value of the asset at the end of the lease term, under ASC 842-40, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the liability assumed under the sale and leaseback agreement as a financial liability. Following the successful placement of the 2030 Bonds, during the fourth quarter of 2025, the Company declared its option to acquire the vessel. During the six month period ended June 30, 2026, following the acquisition of the vessel, the outstanding balance under the sale and leaseback agreement of $16,709 was fully prepaid.

On March 31, 2018, Navios Maritime Acquisition Corporation (“Navios Acquisition”) entered into sale and leaseback agreements of $71,500 with unrelated third parties to refinance the outstanding balance of the existing facility on four product tanker vessels. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was accounted for as a failed sale. In accordance with ASC 842-40, Navios Acquisition did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. In April 2018, Navios Acquisition drew $71,500 under this agreement. During the year ended December 31, 2025, following the prepayment of their outstanding balance of $18,776, three vessels were released from the sale and leaseback agreements. During the six month period ended June 30, 2026, the outstanding balance under the sale and leaseback agreement of $6,162 was fully prepaid and refinanced.

Finance Lease Liabilities

On April 28, 2026, Navios Partners took delivery of the Nave Hina, a 2026-built MR2 product tanker vessel of 49,996 dwt, under a ten-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting at the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the agreement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of June 30, 2026, the outstanding balance was $32,137 and is repayable in ten years (see Note 4 – Vessels, net).

On July 29, 2022, Navios Partners took delivery of the Navios Magellan II, a 2020-built Kamsarmax vessel of 82,037 dwt, for a remaining eight-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $19,385 based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. Following the successful placement of the 2030 Bonds, during the fourth quarter of 2025, the Company declared its option to acquire the vessel and remeasured the finance lease liability. The finance lease liability recognized at the date of remeasurement was increased by $927. The corresponding right-of-use asset under finance lease was adjusted upon remeasurement of the finance lease liability. During the six month period ended June 30, 2026, following the acquisition of the vessel, the Company prepaid in full the outstanding balance of the finance lease liability as of that date (see Note 4 – Vessels, net).

On July 29, 2022, Navios Partners took delivery of the Navios Uranus, a 2019-built Kamsarmax vessel of 81,821 dwt, for a remaining seven-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,607, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. During the six month period ended June 30, 2026, the Company declared its option to acquire the vessel and prepaid in full the outstanding balance of the finance lease liability as of that date (see Note 4 – Vessels, net).

On July 29, 2022, Navios Partners took delivery of the Navios Felicity I, a 2020-built Kamsarmax vessel of 81,962 dwt, for a remaining seven-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,473, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. Following the successful placement of the 2030 Bonds, during the fourth quarter of 2025, the Company declared its option to acquire the vessel and remeasured the finance lease liability. The finance lease liability recognized at the date of remeasurement was increased by $1,477. The corresponding right-of-use asset under finance lease was adjusted upon remeasurement of the finance lease liability. During the six month period ended June 30, 2026, following the acquisition of the vessel, the Company prepaid in full the outstanding balance of the finance lease liability as of that date (see Note 4 – Vessels, net).

Based on management estimates and market conditions, the lease term of the leases is being assessed at each balance sheet date. At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts that could be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment.

For the six month periods ended June 30, 2026 and 2025, payments related to the finance lease liabilities amounted to $7,646 and $8,337, respectively, and are presented under the caption “Repayment of long-term debt, finance lease and financial liabilities” in the condensed Consolidated Statements of Cash Flows.

Covenants and Other Terms of Credit Facilities, Bonds and Financial Liabilities

The credit facilities, certain financial liabilities and the 2030 Bonds contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Angeliki Frangou’s or her affiliates’ ownership in Navios Partners of at least 5.0%; and subordinating the obligations under the credit facilities to any general and administrative costs related to the vessels and the payables under the Master Management Agreement (as defined herein).

The Company’s credit facilities, the 2030 Bonds and certain financial liabilities also require compliance with a number of financial covenants, including to maintain: (i) a required security ranging over 120% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities, bonds and financial liabilities; (iii) a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities, bonds and financial liabilities) ranging from less than 0.75 to 0.80; (v) a minimum net worth of $135,000; and (vi) a debt service cover ratio for certain vessels (as defined in the Company’s credit facility) of at least 1.00:1.00.

It is an event of default under the credit facilities, the 2030 Bonds and certain financial liabilities if such covenants are not complied with in accordance with the terms and subject to the prepayments or cure provisions of the financing agreements.

As of June 30, 2026, Navios Partners was in compliance with the financial covenants in each of its credit facilities, the 2030 Bonds and certain financial liabilities.

The annualized weighted average interest rates of the Company’s total borrowings for the three and six month periods ended June 30, 2026, were 5.6% and 5.7%, respectively. The annualized weighted average interest rates of the Company’s total borrowings for each of the three and six month periods ended June 30, 2025, were 6.3%.

The maturity table below reflects the principal payments for the next five 12-month periods and thereafter of all borrowings of Navios Partners outstanding as of June 30, 2026, based on the repayment schedules of the respective credit facilities, the 2030 Bonds, financial liabilities and finance lease liabilities.

Period	Amount
2027	$221,066
2028	217,535
2029	262,059
2030	231,847
2031	522,407
2032 and thereafter	834,875
Total	$2,289,789